Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Components [Abstract]
Depreciation expense for property and equipment	$ 110,000	$ 105,000